Consoldiated Statements of Operations (Unaudited) (USD $)	12 Months Ended		16 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
OPERATING EXPENSES
General and Administrative	$ 8,374,216	$ 3,767,432	$ 12,141,648
Impairment of advances to Immunovative Therapies, Ltd. for future stock ownership	2,714,050	819,164	3,533,214
Depreciation Expense	43,919	2,668	46,587
Total Operating Expenses	11,132,185	4,589,264	15,721,449
LOSS FROM OPERATIONS	(11,132,185)	(4,589,264)	(15,721,449)
OTHER EXPENSE
Interest expense	(10,506)	(5,904)	(16,410)
Gain on settlement of law suit	20,000	0	20,000
Amortization of debt discount	(23,816)	0	(23,816)
Total Other Income (Expense)	(14,322)	(5,904)	(20,226)
LOSS FROM CONTINUING OPERATIONS	(11,146,507)	(4,595,168)	(15,741,675)
DISCONTINUED OPERATIONS
Loss from operations of discontinued operations	0	(1,650,711)	0
NET LOSS	(11,146,507)	(6,245,879)	(15,741,675)
OTHER COMPREHENSIVE INCOME (LOSS)
Translation adjustment	1,261	28,914	1,261
COMPREHENSIVE LOSS	$ (11,145,246)	$ (6,216,965)	$ (15,740,414)
NET LOSS PER SHARE (Basic and Diluted)
Loss from continuing operations	$ (0.06)	$ (0.07)
Loss from discontinued operations	$ 0	$ (0.02)
Net loss per share	$ (0.06)	$ (0.09)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
Basic and diluted	173,804,597	73,039,842